Cover	Jun. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2026
Current Fiscal Year End Date	--07-31
Entity File Number	333-213698
Entity Registrant Name	BRILLIANT N.E.V. CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7 Jinsha East Road
Entity Address, Address Line Two	Yacha Town
Entity Address, Address Line Three	Baisha Li Autonomous County
Entity Address, City or Town	Hainan Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	572800
Country Region	+86
City Area Code	189
Local Phone Number	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false